Parent Company, Other shareholders, Associates And Other Related Parties Balances and Tansactions - Schedule of Outstanding Balances Between the Group and the Parent Company, Other Shareholders, Associates and Other Related Parties (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Other receivables	$ 102,912	$ 13,980
Accounts payable	(426,760)	(412,424)
InterCement Brasil S.A. [member]
Disclosure of transactions between related parties [line items]
Accounts payable	(74,497)	(108,792)
Caue Austria Holding GmbH [member]
Disclosure of transactions between related parties [line items]
Other receivables	13,492	7,533
InterCement Trading e Inversiones S.A. [member]
Disclosure of transactions between related parties [line items]
Other receivables	89,414	6,447
Accounts payable	(12,487)	(12,340)
InterCement Portugal, S.A. [member]
Disclosure of transactions between related parties [line items]
Accounts payable	(339,776)	$ (291,292)
InterCement Participacoes [Member]
Disclosure of transactions between related parties [line items]
Other receivables	$ 6